Other Assets - Additional Information (Detail) € in Millions, £ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 GBP (£)
Disclosure Of Other Assets [Line Items]
Security deposit to cover legal costs | €	€ 3.0
Other assets | £		£ 2.7